UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10597
Investment Company Act File Number
Tax-Managed Mid-Cap Core Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Auto Components — 1.8%
BorgWarner, Inc.(1)	30,000	$1,315,800

		$1,315,800

Beverages — 0.6%
Hansen Natural Corp.(1)	10,000	$418,900

		$418,900

Capital Markets — 5.4%
Affiliated Managers Group, Inc.(1)	27,600	$1,954,908
Greenhill & Co., Inc.	18,000	1,224,900
SEI Investments Co.	45,000	863,100

		$4,042,908

Chemicals — 1.1%
RPM International, Inc.	42,000	$788,340

		$788,340

Commercial Banks — 4.9%
City National Corp.	25,500	$1,445,085
Cullen/Frost Bankers, Inc.	18,000	993,780
Umpqua Holdings Corp.	96,000	1,202,880

		$3,641,745

Communications Equipment — 2.2%
F5 Networks, Inc.(1)	19,000	$1,668,770

		$1,668,770

Construction & Engineering — 1.7%
Jacobs Engineering Group, Inc.(1)	34,000	$1,243,380

		$1,243,380

Construction Materials — 1.1%
Martin Marietta Materials, Inc.	10,000	$854,000

		$854,000

Containers & Packaging — 3.3%
Rock-Tenn Co., Class A	18,000	$957,960
Sonoco Products Co.	46,200	1,510,740

		$2,468,700

Diversified Financial Services — 1.1%
Leucadia National Corp.(1)	38,000	$839,420

		$839,420

Electric Utilities — 1.3%
DPL, Inc.	38,300	$969,373

		$969,373

Electrical Equipment — 2.7%
AMETEK, Inc.	45,000	$1,992,150

		$1,992,150

Electronic Equipment, Instruments & Components — 4.5%
Amphenol Corp., Class A	25,600	$1,146,880
FLIR Systems, Inc.(1)	45,000	1,339,200
National Instruments Corp.	28,000	893,200

		$3,379,280

Security	Shares	Value
Energy Equipment & Services — 3.2%
FMC Technologies, Inc.(1)	23,000	$1,455,440
Oceaneering International, Inc.(1)	19,000	940,120

		$2,395,560

Food & Staples Retailing — 0.9%
Ruddick Corp.	19,000	$673,550

		$673,550

Gas Utilities — 2.7%
AGL Resources, Inc.	23,600	$896,800
National Fuel Gas Co.	22,500	1,081,125

		$1,977,925

Health Care Equipment & Supplies — 3.2%
Beckman Coulter, Inc.	7,900	$362,057
DENTSPLY International, Inc.	40,800	1,224,816
Varian Medical Systems, Inc.(1)	14,000	772,800

		$2,359,673

Health Care Providers & Services — 2.7%
Henry Schein, Inc.(1)	21,000	$1,102,290
Universal Health Services, Inc., Class B	25,000	899,250

		$2,001,540

Household Durables — 2.6%
MDC Holdings, Inc.	28,000	$815,360
Mohawk Industries, Inc.(1)	22,300	1,091,139

		$1,906,499

Household Products — 1.1%
Church & Dwight Co., Inc.	12,000	$795,240

		$795,240

Insurance — 2.9%
HCC Insurance Holdings, Inc.	40,000	$1,044,800
Markel Corp.(1)	3,200	1,081,600

		$2,126,400

Internet & Catalog Retail — 2.2%
Netflix, Inc.(1)	16,300	$1,671,565

		$1,671,565

Internet Software & Services — 0.5%
GSI Commerce, Inc.(1)	17,000	$382,840

		$382,840

IT Services — 0.8%
Fiserv, Inc.(1)	12,200	$611,220

		$611,220

Life Sciences Tools & Services — 3.3%
Bio-Rad Laboratories, Inc., Class A(1)	13,000	$1,154,400
Mettler-Toledo International, Inc.(1)	11,200	1,308,160

		$2,462,560

Machinery — 7.4%
Donaldson Co., Inc.	36,000	$1,708,920
Graco, Inc.	37,000	1,168,090
IDEX Corp.	55,000	1,769,350
Valmont Industries, Inc.	12,000	852,600

		$5,498,960

Security	Shares	Value
Media — 1.6%
John Wiley & Sons, Inc., Class A	5,000	$196,900
Morningstar, Inc.(1)	23,000	1,035,230

		$1,232,130

Metals & Mining — 1.1%
Cliffs Natural Resources, Inc.	15,000	$848,550

		$848,550

Multi-Utilities — 1.8%
OGE Energy Corp.	34,000	$1,347,760

		$1,347,760

Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	26,000	$1,152,320

		$1,152,320

Oil, Gas & Consumable Fuels — 5.0%
Arch Coal, Inc.	30,000	$710,700
Denbury Resources, Inc.(1)	110,000	1,742,400
Newfield Exploration Co.(1)	24,000	1,283,040

		$3,736,140

Personal Products — 1.4%
Alberto-Culver Co.	35,000	$1,024,450

		$1,024,450

Pharmaceuticals — 1.2%
Mylan, Inc.(1)	50,000	$870,000

		$870,000

Professional Services — 1.1%
FTI Consulting, Inc.(1)	23,000	$813,050

		$813,050

Real Estate Investment Trusts (REITs) — 4.7%
Health Care REIT, Inc.	39,000	$1,767,090
Rayonier, Inc.	36,000	1,757,880

		$3,524,970

Road & Rail — 1.2%
J.B. Hunt Transport Services, Inc.	25,000	$887,250

		$887,250

Semiconductors & Semiconductor Equipment — 1.9%
Microchip Technology, Inc.	46,050	$1,402,223

		$1,402,223

Software — 4.9%
ANSYS, Inc.(1)	31,200	$1,402,440
Fair Isaac Corp.	35,100	837,135
Jack Henry & Associates, Inc.	55,200	1,402,080

		$3,641,655

Specialty Retail — 4.0%
J. Crew Group, Inc.(1)	20,000	$712,600
O’Reilly Automotive, Inc.(1)	29,000	1,429,120
Ross Stores, Inc.	16,000	842,560

		$2,984,280

Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	24,000	$1,176,240

		$1,176,240

Security	Shares	Value
Trading Companies & Distributors — 1.3%
Aircastle, Ltd.	104,000	$950,560

		$950,560

Total Common Stocks (identified cost $58,647,963)		$74,077,876

Total Investments — 99.5% (identified cost $58,647,963)		$74,077,876

Other Assets, Less Liabilities — 0.5%		$368,631

Net Assets — 100.0%		$74,446,507

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,751,645

Gross unrealized appreciation	$16,184,803
Gross unrealized depreciation	(858,572)

Net unrealized appreciation	$15,326,231

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$74,077,876	$—	$—	$74,077,876

Total Investments	$74,077,876	$—	$—	$74,077,876

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Mid-Cap Core Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: September 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: September 24, 2010